REVENUE	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
REVENUE	REVENUE
a)Revenues by service line
Substantially all of these revenues are recognized over time as services are rendered. The following table disaggregates revenues by service line:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2024	2023	2024	2023
Gas Transmission	$337	$379	$689	$721
Leasing	389	—	770	—
Distribution	126	96	239	192
Connections	48	53	92	97
Other	8	10	20	25
Total	$908	$538	$1,810	$1,035
During the three and six-month periods ended June 30, 2024, revenues benefited from the acquisition of our global intermodal logistics operation, along with inflationary tariff increases and capital commissioned into rate base.
b)Revenues from external customers
The following table disaggregates revenues by geographical region:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2024	2023	2024	2023
Brazil	$338	$379	$690	$721
United Kingdom	183	159	353	314
France	78	—	150	—
Switzerland	81	—	151	—
Singapore	91	—	144	—
China	21	—	64	—
Denmark	47	—	87	—
Hong Kong	20	—	38	—
Germany	12	—	24	—
United States	12	—	24	—
Other	25	—	85	—
Total(1)	$908	$538	$1,810	$1,035
1.Our company generates the majority of its leasing revenues from international containers which are deployed by customers in a wide variety of global trade routes. Leasing revenue contracts are denominated in U.S. dollars and are disaggregated by geographical region where our customers are domiciled.
Our company’s customer base is comprised predominantly of investment grade companies, with only one customer that makes up greater than 10% of our company’s consolidated revenues. For the three and six-month periods ended June 30, 2024, revenue generated from this customer was $321 million and $660 million, respectively (2023: $379 million and $721 million). Our company has completed a review of the credit risk of key counterparties. Based on their liquidity position, business performance, and aging of our accounts receivable, we do not have any significant changes in expected credit losses at this time.